Equity Accounted Investees (Tables)	12 Months Ended
Dec. 31, 2020
IFRS Text Block [Abstract]
Summary of Equity Accounted Investees

As of December 31, 2020 and 2019, Company’s equity accounted investees are as follows:

			Ownership Percentage			Carrying Value
	Principal		December 31,	December 31,		December 31,		December 31,
Investee	Activity	Place of Incorporation	2020	2019		2020		2019
Heineken (1) (2)	Beverages	The Netherlands	14.8%	14.8%	Ps.	87,291	Ps.	83,789
Coca-Cola FEMSA:
Joint ventures:
Compañía Panameña de Bebidas, S.A.P.I. de C.V.	Beverages	Mexico	-%	50.0%		—		486
Dispensadoras de Café, S.A.P.I. de C.V.	Services	Mexico	50.0%	50.0%		181		172
Fountain Agua Mineral, L.T.D.A.	Beverages	Brazil	50.0%	50.0%		720		851
Associates:
Promotora Industrial Azucarera, S.A.	Sugar production		36.4%	36.4%		3,335		3,274
de C.V. (“PIASA”)		Mexico
Industria Envasadora de Querétaro, S.A.	Canned bottling	Mexico	26.5%	26.5%		192		194
de C.V. (“IEQSA”)
Industria Mexicana de Reciclaje, S.A. de C.V. (“IMER”)	Recycling	Mexico	35.0%	35.0%		121		121
Jugos del Valle, S.A.P.I. de C.V.	Beverages	Mexico	28.8%	28.8%		1,945		1,929
Leao Alimentos e Bebidas, L.T.D.A.	Beverages	Brazil	24.7%	24.7%		446		1,931
Other investments in Coca-Cola FEMSA’s companies	Various	Various	Various	Various		683		793
FEMSA Comercio:
Raizen Conveniências (4)	Proximity	Brazil	50.0%	—		2,763		3,410
Other investments (1) (3)	Various	Various	Various	Various		593		520
					Ps.	98,270	Ps.	97,470
(1)	Associate.
(2)

As of December 31, 2020 and 2019 comprised of 8.63% of Heineken, N.V. and 12.26% of Heineken Holding, N.V., which represents an economic interest of 14.76% in Heineken Group. The Company has significant influence, mainly, due to the fact that it participates in the Board of Directors of Heineken Holding, N.V. and the Supervisory Board of Heineken N.V.; and for the material transactions between the Company and Heineken Group.

(3)	Joint ventures.

On November 1, 2019, FEMSA Comercio – Proximity Division closed the acquisition of a 50% interest of Raízen Conveniências. The consideration amounted to R$ 357 million paid in cash and R$367 through notes payable, and such amounts include FEMSA Comercio’s prorrata portion of the investment requirements for the initial period of operations of the joint venture. Raízen is a company formed in 2010 from Cosan and Royal Dutch Shell in Brazil. The Joint Venture between FEMSA Comercio – Proximity Division and Raízen is limited to the convenience and proximity store business and excludes any other Raízen operations.

Summarized Financial Information in Respect of Associate Accounted for Under Equity Method

Summarized financial information in respect of the associate Heineken Group accounted for under the equity method is set out below.

	December 31, 2020				December 31, 2019
Amounts in millions	Peso		Euro		Peso		Euro
Total current assets	Ps.	221,182	€.	9,020	Ps.	177,829	€.	8,419
Total non-current assets		824,210		33,612		804,443		38,085
Total current liabilities		266,497		10,868		259,952		12,307
Total non-current liabilities		425,984		17,372		356,671		16,886
Total equity		352,911		14,392		365,648		17,311
Equity attributable to equity holders (1)		328,393		13,392		341,062		16,147
Total revenue and other income	Ps.	479,996	€.	19,771	Ps.	511,125	€.	24,064
Total cost and expenses		461,108		18,993		433,959		20,431
Net (loss) income	Ps.	(2,136)	€.	(88)	Ps.	50,424	€.	2,374
Net (loss) income attributable to equity holders		(4,953)		(204)		46,006		2,166
Other comprehensive (loss) income		(48,944)		(2,016)		3,951		186
Total comprehensive (loss) income	Ps.	(51,080)	€.	(2,104)	Ps.	54,375	€.	2,560
Total comprehensive (loss) income attributable to equity holders		(51,639)		(2,127)		49,447		2,328

Following the IFRS Interpretations Committee agenda decision in January 2019 regarding tax deposits (relating to taxes other than income tax), Heineken Group changed its accounting policy with regards to payments relating to contingent liabilities.

Reconciliation from Equity of Associate to Investment of Company

Reconciliation from the equity of the associate Heineken Group to the investment of the Company.

	December 31, 2020				December 31, 2019
Amounts in millions	Peso		Euro		Peso		Euro
Equity attributable to equity holders of Heineken (1)	Ps.	328,393	€.	13,392	Ps.	341,062	€.	16,147
Economic ownership percentage		14.76%		14.76%		14.76%		14.76%
Investment in Heineken investment exclusive of goodwill and other adjustments	Ps.	48,471	€.	1,977	Ps.	50,341	€.	2,383
Effects of fair value determined by purchase price allocation		17,226		702		14,839		703
Goodwill		21,594		881		18,609		881
Heineken investment	Ps.	87,291	€.	3,560	Ps.	83,789	€.	3,967

Related to the change in Heineken’s accounting policy mentioned in the table above, the Company recognized the accumulated effects as of January 1, 2019.

Schedule of Company's Share of Other Comprehensive Income from Equity Investees, Net of Taxes

For the year ended December 31, 2020,  2019 and 2018, the Company’s share of other comprehensive income from equity investees, net of taxes are as follows:

	2020		2019		2018
Items that may be reclassified to consolidated net income:
Valuation of the effective portion of derivative financial instruments	Ps.	(14)	Ps.	—	Ps.	(355)
Exchange differences on translating foreign operations		(5,934)		1,058		(5)
Total	Ps.	(5,948)	Ps.	1,058	Ps.	(360)
Items that may not be reclassified to consolidated net income in subsequent periods:
Remeasurements of the net defined benefit liability	Ps.	(111)	Ps.	(389)	Ps.	597